Schedule of Inventory (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Finished products	€ 54,000
Raw materials	58,575	46,785
Total	€ 112,575	€ 46,785